As filed with the Securities and Exchange Commission on March 5, 2013

                                                              File Nos.

                                                              033-31326

                                                              811-05878

                  SECURITIES AND EXCHANGE COMMISSION

                        WASHINGTON, D.C. 20549

                              FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

 Pre-Effective Amendment No.

 Post-Effective Amendment No.   43                     (X)

                                  and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.   44                                    (X)

                    FRANKLIN VALUE INVESTORS TRUST

           (Exact Name of Registrant as Specified in Charter)

             ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906

           (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, Including Area Code (650) 312-2000

                      CRAIG S. TYLE, ONE FRANKLIN PARKWAY,

                          SAN MATEO, CA  94403-1906

            (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[X]   immediately upon filing pursuant to paragraph (b)

[ ]   on (date) pursuant to paragraph (b)

[ ]   60 days after filing pursuant to paragraph (a)(1)

[ ]   on (date) pursuant to paragraph (a)(1) of Rule 485

[ ]   75 days after filing pursuant to paragraph (a)(2)

[ ]   on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ]   This post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 4th day of March, 2013.

FRANKLIN VALUE INVESTORS TRUST

(Registrant)

By:   /s/ Steven J. Gray

Steven J. Gray

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

William J. Lippman* William J. Lippman	President and Chief Executive Officer-Investment Management and Trustee Dated: March 4, 2013

Laura F. Fergerson* Laura F. Fergerson	Chief Executive Officer-Finance and Administration Dated: March 4, 2013

Robert G. Kubilis Robert G. Kubilis	Chief Financial Officer and Chief Accounting Officer Dated: March 4, 2013

Frank T. Crohn* Frank T. Crohn	Trustee Dated: March 4, 2013

Burton J. Greenwald*	Trustee
Burton J. Greenwald	Dated: March 4, 2013

David W. Niemiec* David W. Niemiec	Trustee Dated: March 4, 2013

Charles Rubens, II* Charles Rubens, II	Trustee Dated: March 4, 2013

Robert E. Wade*	Trustee
Robert E. Wade	Dated: March 4, 2013

Gregory H. Williams* Gregory H. Williams	Trustee Dated: March 4, 2013

*By:  /s/ Steven J. Gray

      Steven J. Gray

Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase